Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 24.7%
8,165	iShares 20+ Year Treasury Bond ETF	$ 1,142,039	2.0
33,980	Vanguard Emerging Markets ETF	1,624,924	2.8
191,824	Vanguard FTSE Developed Markets ETF	9,167,268	16.1
9,476	Vanguard Mid-Cap ETF	2,202,317	3.8

	Total Exchange-Traded Funds
	(Cost $14,849,025)	14,136,548	24.7

MUTUAL FUNDS: 75.3%
	Affiliated Investment Companies: 16.8%
181,972	Voya Intermediate Bond Fund - Class P3	1,788,788	3.1
201,862	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,277,007	4.0
284,867	Voya Multi-Manager International Equity Fund - Class P3	3,082,265	5.4
260,237	Voya Multi-Manager International Factors Fund - Class P3	2,487,863	4.3
		9,635,923	16.8

	Unaffiliated Investment Companies: 58.5%
648,598	TIAA-CREF S&P 500 Index Fund - Institutional Class	31,080,799	54.3
101,883	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	2,386,091	4.2
		33,466,890	58.5

	Total Mutual Funds
	(Cost $44,666,220)	43,102,813	75.3

	Total Investments in Securities (Cost $59,515,245)	$ 57,239,361	100.0
	Assets in Excess of Other Liabilities	21,288	0.0
	Net Assets	$ 57,260,649	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,136,548	$–	$–	$14,136,548
Mutual Funds	43,102,813	–	–	43,102,813
Total Investments, at fair value	$57,239,361	$–	$–	$57,239,361

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$806,087	$454,829	$(1,207,498)	$(53,418)	$-	$35,327	$21,108	$-
Voya Intermediate Bond Fund - Class P3	1,203,202	2,032,325	(1,451,144)	4,405	1,788,788	30,841	(107,111)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,957,723	1,984,109	(916,759)	(748,066)	2,277,007	38,625	72,346	259,605
Voya Multi-Manager International Equity Fund - Class P3	1,485,736	4,407,036	(2,343,570)	(466,937)	3,082,265	35,090	(315,439)	433,218
Voya Multi-Manager International Factors Fund - Class P3	1,144,008	3,437,506	(1,791,768)	(301,883)	2,487,863	83,545	(92,686)	197,821
	$6,596,756	$12,315,805	$(7,710,739)	$(1,565,899)	$9,635,923	$223,427	$(421,782)	$890,644

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $59,543,655.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$29,943
Gross Unrealized Depreciation	(2,334,237)

Net Unrealized Depreciation	$(2,304,294)